Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue [Abstract]
Schedule of Disaggregated Components of Revenue	Disaggregated components of revenue for the Company for the three and nine months ended September 30, 2024, and 2023, respectively, are as follows:
	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
Services transferred over time:
Design and project management services	$3	$1,070	$3	$10,555
Media production services	—	196	—	1,773
Attraction hardware and turnkey sales	—	39	—	2,052
Other	2,066	276	5,380	386
Total revenue from services transferred over time	$2,069	$1,581	$5,383	$14,766
Services transferred at a point in time:
Digital media licenses	$—	$—	$—	$1,331
Total revenue from services transferred at a point in time	$—	$—	$—	$1.331
Total revenue	$2,069	$1,581	$5,383	$16,097
Disaggregated components of revenue for the Company for the years ended December 31, 2023 and 2022 are as follows:
	Year ended December 31,
	2023	2022
Services transferred over time:
Design and project management services	$10,555	$10,963
Media production services	1,773	392
Attraction hardware and turnkey sales	2,052	4,302
Other	2,533	293
Total revenue from services transferred over time	$16,913	$15,950
Services transferred at a point in time:
Digital media licenses	1,331	—
Total revenue from services transferred at a point in time	$1,331	$—
Total revenue	$18,244	$15,950

Schedule of Accounts Receivable, Net	The following table presents the components of Accounts receivable, net:
	As of
	September 30, 2024	December 31, 2023
Related party	$219	$632
Other	—	64
Total	$219	$696
The following tables present the components of our Accounts receivable and contract balances:
As of December 31, 2023
	Related party	Other	Total
Accounts receivable, net	$632	$64	$696
Contract assets	—	—	—
Contract liabilities	—	—	—
	As of December 31, 2022
	Related party	Other	Total
Accounts receivable, net	$489	$2,820	$3,309
Contract assets	1,680	1,012	2,692
Contract liabilities	(600)	(696)	(1,296)

Schedule of Revenues Based on the Geographic Location	The following table presents revenues based on the geographic location of the Company’s customer contracts:
	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
Saudi Arabia	$—	$1,197	$—	$11,358
Caribbean	—	(4)	—	3,598
USA	1,722	(9)	4,937	108
Hong Kong	—	116	—	635
Other	347	281	446	398
Total revenue	$2,069	$1,581	$5,383	$16,097
The following table presents revenues based on the geographic location of the Company’s customer contracts:
	Year ended December 31,
	2023	2022
Saudi Arabia	$11,358	$9,759
Caribbean	3,603	5,222
USA	2,160	93
Hong Kong	635	320
Other	488	556
Total revenue	$18,244	$15,950